Transactions with Related Parties, Castor Ships (Details)	6 Months Ended		8 Months Ended	12 Months Ended					22 Months Ended
	Dec. 31, 2024 USD ($) $ / d	Dec. 31, 2023 USD ($) $ / d	Mar. 07, 2023 $ / d	Dec. 31, 2024 USD ($) Vessel	Jun. 30, 2024 USD ($) $ / d	Dec. 31, 2023 USD ($) Vessel	Jun. 30, 2023 USD ($) $ / d	Dec. 31, 2022 USD ($) Vessel	Jun. 30, 2022 USD ($) $ / d
Transactions with Related Parties [Abstract]
Management fees				$ 4,808,602		$ 7,167,397		$ 6,562,400
Flat management fees				3,247,570		3,099,000		2,100,000
Due from related party - non-current	$ 3,504,667	$ 4,504,340		3,504,667		4,504,340
Due from related party - current	6,393,625	5,650,168		6,393,625		5,650,168
Due to related parties	889,020	$ 541,666		889,020		541,666
Castor Ships [Member] | Amended Castor Ship Management Agreements [Member] | Dry Bulk Vessels [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d		386			417
Related Party [Member] | Castor Ships [Member]
Transactions with Related Parties [Abstract]
Management fees				2,585,002		2,660,797		2,182,400
Due from related party - non-current	3,504,667	$ 4,504,340		3,504,667		4,504,340
Due from related party - current	1,407,506	2,283,209		$ 1,407,506		$ 2,283,209
Related Party [Member] | Castor Ships [Member] | Vessels [Member]
Transactions with Related Parties [Abstract]
Sale and purchase brokerage commissions								$ 235,500
Related Party [Member] | Castor Ships [Member] | Panamax [Member]
Transactions with Related Parties [Abstract]
Number of vessels acquired | Vessel								1
Number of vessels sold | Vessel				4		3
Related Party [Member] | Castor Ships [Member] | Kamsarmax [Member]
Transactions with Related Parties [Abstract]
Number of vessels sold | Vessel				2		2
Related Party [Member] | Castor Ships [Member] | Capesize Vessel [Member]
Transactions with Related Parties [Abstract]
Number of vessels sold | Vessel				1
Related Party [Member] | Castor Ships [Member] | Net Gain on Sale of Vessels [Member]
Transactions with Related Parties [Abstract]
Charter hire commissions				$ 1,170,615		$ 1,274,384		$ 1,944,288
Sale and purchase brokerage commissions				1,831,400		664,000
Related Party [Member] | Castor Ships [Member] | General and Administrative Expenses [Member]
Transactions with Related Parties [Abstract]
Sale and purchase brokerage commissions				1,919,773
Flat management fees				3,247,570		3,099,000		2,100,000
Related Party [Member] | Castor Ships [Member] | Interest and Finance Costs [Member]
Transactions with Related Parties [Abstract]
Sale and purchase brokerage commissions				417,623
Related Party [Member] | Castor Ships [Member] | Castor Ship Management Agreements [Member]
Transactions with Related Parties [Abstract]
Quarterly management fee									$ 300,000
Daily fee for services | $ / d									250
Commission rate on charter agreements									1.25%
Commission rate on sale and purchase transactions									1.00%
Due to related parties	460,475	107,099		460,475		107,099
Related Party [Member] | Castor Ships [Member] | Amended Castor Ship Management Agreements [Member]
Transactions with Related Parties [Abstract]
Quarterly management fee	$ 820,000				$ 800,000		$ 750,000
Commission rate on charter agreements	6.25%						1.25%
Commission rate on sale and purchase transactions	1.00%						1.00%
Recovery fee multiplier							2
Minimum value of shares and/or other securities issued by entity in maritime industry	$ 10,000,000			$ 10,000,000
Term of agreement				8 years
Renewal term of agreement				8 years
Termination fee multiplier				7
Funding period for advance to cover vessel daily operating costs				2 months
Due from related party - current	$ 22,958	605,688		$ 22,958		605,688
Related Party [Member] | Castor Ships [Member] | Amended Castor Ship Management Agreements [Member] | Containership and Dry Bulk Vessels [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d	1,017				986		925
Related Party [Member] | Castor Ships [Member] | Amended Castor Ship Management Agreements [Member] | Tanker Vessels [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d			975
Related Party [Member] | Castor Ships [Member] | Amended Castor Ship Management Agreements [Member] | Dry Bulk Vessels [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d							325
Related Party [Member] | Castor Ships [Member] | Working Capital Guarantee Advances [Member]
Transactions with Related Parties [Abstract]
Due from related party - non-current	$ 3,504,667	4,504,340		3,504,667		4,504,340
Due from related party - current	761,998	1,740,931		761,998		1,740,931
Related Party [Member] | Castor Ships [Member] | Operating Expenses Payments [Member]
Transactions with Related Parties [Abstract]
Due from related party - current	1,083,025	43,689		1,083,025		43,689
Related Party [Member] | Pavimar [Member]
Transactions with Related Parties [Abstract]
Management fees				2,223,600		4,506,600		$ 4,380,000
Due from related party - current	$ 1,405,049	$ 3,366,959		$ 1,405,049		$ 3,366,959
Related Party [Member] | Pavimar [Member] | Amended Castor Ship Management Agreements [Member] | Dry Bulk Vessels [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d							600